Inventories	12 Months Ended
Mar. 31, 2012
Inventories

5. Inventories

At March 31, 2012 and 2011, inventories comprised the following:

	Millions of yen		Thousands of U.S. dollars
	2012	2011	2012
Finished products, including finished parts held for sale	¥422,001	¥294,807	$5,146,353
Work in process	141,302	135,167	1,723,195
Materials and supplies	49,056	43,902	598,244

Total	¥612,359	¥473,876	$7,467,792